Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of income tax provision
Current tax		$ (106,956)
Deferred tax			208,365
Total Tax Provision		$ (106,956)	$ 148,529